Condensed Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 5,029,611	$ 5,744,078
Accounts receivable, net of allowance for doubtful accounts of $229,511 and $76,462, respectively	1,179,514	2,137,711
Prepaid expenses	3,736	29,031
Other receivables	87,170	98,594
Total Current Assets	6,300,031	8,009,414
Property and equipment, net	17,502	49,012
Other Assets
Deferred tax assets	14,413	15,382
Operating lease assets, net		224,127
Purchase deposit	194,791
Receivable from related parties		71,035
Total Other Assets	209,204	310,544
Total Assets	6,526,737	8,368,970
Current Liabilities:
Accounts payable and accrued liabilities	478,521	1,028,210
VAT and other taxes payable	28,871	136,126
Deferred income	22,209	23,091
Operating lease liabilities, current		162,735
Short-term loans payable	368,641
Total Current Liabilities	898,242	1,350,162
Long-term operating lease liabilities		61,392
Total Liabilities	898,242	1,411,554
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 and 11,675,216 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	(1,553,440)	(282,791)
Accumulated other comprehensive (loss) income	(2,274)	62,903
Total MDJM Ltd stockholders' equity	5,628,495	6,964,321
Noncontrolling interest		(6,905)
Total Liabilities and Equity	$ 6,526,737	$ 8,368,970